employee future benefits - Defined benefit pension plans expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Defined benefit pension plan expense (recovery)
Total	$ 24	$ 20	$ 49	$ 41
Pension plans
Defined benefit pension plan expense (recovery)
Current service cost	23	19	45	38
Past service costs			1
Interest expense arising from defined benefit obligations accrued	79	83	158	166
Return, including interest income, on plan assets	(229)	(117)	(243)	(334)
Interest effect on asset ceiling limit	1	1	2	2
Total	(149)	(33)	(83)	(166)
Administrative fees	1	1	3	3
Changes in the effect of limiting net defined benefit assets to the asset ceiling	9	9	9	51
Total	(116)	(4)	(25)	(74)
Employee benefits expense | Pension plans
Defined benefit pension plan expense (recovery)
Current service cost	23	19	45	38
Past service cost			1
Administrative fees	1	1	3	3
Total	24	20	49	41
Financing costs | Pension plans
Defined benefit pension plan expense (recovery)
Interest expense arising from defined benefit obligations accrued	79	83	158	166
Return, including interest income, on plan assets	(77)	(82)	(153)	(165)
Interest effect on asset ceiling limit	1	1	2	2
Total	3	2	7	3
Total	3	2	7	3
Other comprehensive income | Pension plans
Defined benefit pension plan expense (recovery)
Return, including interest income, on plan assets	(152)	(35)	(90)	(169)
Total	(152)	(35)	(90)	(169)
Changes in the effect of limiting net defined benefit assets to the asset ceiling	9	9	9	51
Defined benefit pension plan expense (recovery)	$ (143)	$ (26)	$ (81)	$ (118)